Commitments - Schedule of the Total Future Minimum Lease Payments (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Schedule of the Total Future Minimum Lease Payments [Abstract]
Within 1 year	$ 24
2 – 5 years	71
Total	$ 95